Supplement to the June 16, 1997 Prospectus, as supplemented,
                          For the following products:
                   First Symetra Spinnaker Variable Annuity
                First Symetra Spinnaker Plus Variable Annuity

                     Supplement dated January 27, 2011

Changes to the Investment Options:

	Pioneer Variable Contracts Trust has authorized the liquidation of the Pioneer Money Market VCT Portfolio on or about April 29, 2011. In preparation for the liquidation, First Symetra National Life Insurance Company of New York ("First Symetra") will no longer make available the Pioneer Money Market VCT Portfolio to new investors, effective February 9, 2011.

	First Symetra will also be adding an investment option offered to Owners under the First Symetra Spinnaker and First Symetra Spinnaker Plus Contracts. Effective February 9, 2011, the Fidelity VIP Money Market Portfolio - Service Class 2 will be made available to all Owners. The fund name, investment objective and investment advisor are shown below.


		Fund Name	  Investment Objective	     Investment Advisor
	------------------------------------------------------------------------
	Fidelity[registered trademark symbol] Variable Insurance Products
	------------------------------------------------------------------------

	Fidelity VIP Money	 Fidelity VIP Money Market   Fidelity Management
	Market Portfolio	 Portfolio seeks as high a   & Research Company
				 level of current income
				 as is consistent with
				 preservation of capital
				 and liquidity.

	------------------------------------------------------------------------

	Supplement to the June 16, 1997 Prospectus, as supplemented,
                         For the following products:
                   First Symetra Spinnaker Variable Annuity
                 First Symetra Spinnaker Plus Variable Annuity

                      Supplement dated January 27, 2011

Changes to the Investment Options:

	Pioneer Variable Contracts Trust has authorized the liquidation of the Pioneer Money Market VCT Portfolio on or about April 29, 2011. In preparation for the liquidation, First Symetra National Life Insurance Company of New York ("First Symetra") will no longer make available the Pioneer Money Market VCT Portfolio to new investors, effective
        February 9, 2011.   If you are 	invested in the Pioneer Money Market
	VCT Portfolio on February 9th, and remain continuously invested thereafter, you will still be allowed to contribute to the portfolio until April 27, 2011.

	First Symetra will also be adding an investment option offered to Owners under the First Symetra Spinnaker and First Symetra Spinnaker Plus Contracts. Effective February 9, 2011, the Fidelity VIP Money Market Portfolio - Service Class 2 will be made available to all Owners. The fund name, investment objective and investment advisor are shown below.


		Fund Name	  Investment Objective	     Investment Advisor
	------------------------------------------------------------------------
	Fidelity[registered trademark symbol] Variable Insurance Products
	------------------------------------------------------------------------

	Fidelity VIP Money	 Fidelity VIP Money Market   Fidelity Management
	Market Portfolio	 Portfolio seeks as high a   & Research Company
				 level of current income
				 as is consistent with
				 preservation of capital
				 and liquidity.

	------------------------------------------------------------------------


	Owners invested in the Pioneer Money Market VCT Portfolio will need to supply transfer instructions and updated allocation designations regarding the portfolio to First Symetra prior to April 27, 2011. If you do not provide us with updated allocations and transfer instruction prior to this date, we will allocate any remaining investments you have in the Pioneer Money Market VCT Portfolio to the Fidelity VIP Money Market Portfolio - Service Class 2.